Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The accompanying financial statements are prepared on the modified cash basis of accounting, which is a basis of accounting other than generally accepted accounting principles in the United States (“GAAP”). The modified cash basis of accounting utilizes the cash basis of accounting while carrying investments at fair value and recording investment income or loss on the accrual basis.

Use of Estimates

Use of Estimates

The preparation of financial statements requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The Plan permits Participants to select from among various investment options. Investment securities, in general, are exposed to various risks, such as interest rate, credit and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near-term and that such changes could materially affect Participants’ account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investment is in the Master Trust. The investments maintained in the Master Trust are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market Participants at the measurement date. The Plan's Investment Committee determines the Plan's valuation policies utilizing information provided by its investment advisers, trustee, and insurance company. See Note 4 for a discussion of fair value measurements.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions	Contributions Contributions from the Plan participants and the matching contributions, if any, from the Employer are recorded on the cash basis.
Payment of Benefits	Payment of Benefits Benefit payments to Participants are recorded when paid.
Administrative Expenses of the Plan

Administrative Expenses of the Plan

Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by ServCo. Expenses that are paid by ServCo are excluded from these financial statements. Fees related to the administration of notes receivable from Participants are charged directly to the Participant's account and are included in administrative expenses. Investment related expenses are included in net appreciation of fair value of investments. Certain expenses incurred with the general administration of the Plan, including taxes and brokerage costs, are recorded in the accompanying Statement of Changes in Net Assets Available for Benefits. Certain administrative functions performed by the officers and employees of ServCo are paid by the Employers (Note 6).

SECURE Act 2.0

SECURE Act 2.0

On December 29, 2022, President Biden signed the Consolidated Appropriations Act (CAA) of 2023, which included the SECURE 2.0 Act of 2022 ("Secure 2.0"), into law. SECURE 2.0 builds on the SECURE Act of 2019 and implemented a number of changes regarding retirement plans and plan sponsors. The Plan document has been amended for provisions required to be effective beginning 2024 through 2026.

Subsequent Events	Subsequent Events The Plan has evaluated the effects of events that have occurred subsequent to December 31, 2025, through the filing date of this Form 11-K.